Sales (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Schedule of Sales

	2019	2018	2017
Manufactured products and services rendered:
Ethanol	373,847	324,661	241,650
Sugar	97,710	128,377	305,688
Energy	60,913	57,797	62,218
Peanut	28,928	—	—
Sunflower	7,534	—	—
Cotton	623	—	—
Rice	97,515	92,560	83,849
Fluid milk (UHT)	38,441	—	—
Powder milk	20,722	8,646	2,713
Other diary products	8,856	—	—
Soybean oil and meal	1,062	14,059	6,119
Services	4,521	487	1,144
Rental income	564	643	771
Others	3,401	7,826	5,273
	744,637	635,056	709,425
Agricultural produce and biological assets:
Soybean	44,538	66,471	79,408
Corn	59,714	33,106	82,482
Wheat	18,733	30,091	14,835
Peanut	—	1,752	3,648
Sunflower	701	1,314	3,163
Barley	1,085	1,203	1,888
Seeds	734	461	727
Milk	9,977	19,267	31,656
Cattle	3,452	1,279	467
Cattle for dairy	2,169	1,612	2,913
Others	1,398	1,627	2,566
	142,501	158,183	223,753
Total sales	887,138	793,239	933,178